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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-22680

Ultimus Managers Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC    225 Pictoria Drive, Suite 450  Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:         November 30, 2014 & May 31, 2014

Date of reporting period:       February 28, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

COMMON STOCKS - 95.9%	Shares	Value

Consumer Discretionary - 22.2%
Auto Components - 5.6%
Autoliv, Inc.	14,770	$1,422,942
Dana Holding Corp.	35,733	774,692
Gentex Corp.	22,601	708,993
Visteon Corp. *	13,756	1,147,663
		4,054,290
Hotels, Restaurants & Leisure - 2.4%
International Game Technology	49,113	741,115
Wyndham Worldwide Corp.	14,086	1,026,588
		1,767,703
Internet & Catalog Retail - 2.6%
Expedia, Inc.	24,079	1,890,924

Leisure Equipment & Products - 1.9%
Polaris Industries, Inc.	10,407	1,394,850

Multi-line Retail - 0.8%
Dillard's, Inc. - Class A	6,555	606,862

Specialty Retail - 8.9%
AutoNation, Inc. *	17,487	920,516
GNC Holdings, Inc. - Class A	20,187	939,099
PetSmart, Inc.	17,618	1,181,463
Sally Beauty Holdings, Inc. *	12,615	362,051
Signet Jewelers Ltd.	21,191	2,024,800
Williams-Sonoma, Inc.	18,086	1,053,329
		6,481,258
Energy - 4.5%
Energy Equipment & Services - 1.5%
Helmerich & Payne, Inc.	11,369	1,122,689

Oil, Gas & Consumable Fuels - 3.0%
Carrizo Oil & Gas, Inc. *	20,858	1,037,477
Whiting Petroleum Corp. *	16,522	1,135,227
		2,172,704
Financials - 11.0%
Capital Markets - 4.2%
Affiliated Managers Group, Inc. *	5,537	1,041,233
Evercore Partners, Inc.	13,622	757,928
Janus Capital Group, Inc.	55,550	621,605
WisdomTree Investments, Inc. *	44,765	697,439
		3,118,205

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.9% (Continued)	Shares	Value

Financials - 11.0% (Continued)
Commercial Banks - 2.8%
Cullen/Frost Bankers, Inc.	11,595	$865,451
First Republic Bank/CA	22,429	1,165,635
		2,031,086
Diversified Financial Services - 0.8%
Interactive Brokers Group, Inc.	13,984	311,004
MarketAxess Holdings, Inc.	4,928	290,949
		601,953
Insurance - 1.4%
XL Group plc	32,882	999,613

Real Estate Management & Development - 1.8%
CBRE Group, Inc. *	46,756	1,306,830

Health Care - 10.7%
Biotechnology - 3.8%
Isis Pharmaceuticals, Inc. *	22,120	1,128,120
Keryx Biopharmaceuticals, Inc. *	23,069	370,257
Medivation, Inc. *	7,890	567,370
Momenta Pharmaceuticals, Inc. *	19,281	285,359
United Therapeutics Corp. *	4,254	431,441
		2,782,547
Health Care Providers & Services - 2.3%
Hanger, Inc. *	9,066	321,390
Universal Health Services, Inc. - Class B	16,741	1,343,967
		1,665,357
Life Sciences Tools & Services - 2.1%
PAREXEL International Corp. *	12,769	684,035
WuXi PharmaTech (Cayman), Inc. - ADR*	23,108	888,734
		1,572,769
Pharmaceuticals - 2.5%
Akorn, Inc. *	27,342	705,970
Jazz Phamarceuticals plc *	2,270	344,915
Salix Pharmaceuticals Ltd. *	6,881	742,598
		1,793,483
Industrials - 14.1%
Aerospace & Defense - 1.3%
B/E Aerospace, Inc. *	11,399	960,366

Electrical Equipment - 1.0%
EnerSys, Inc.	9,862	700,596

Machinery - 4.6%
Nordson Corp.	12,589	921,011
Valmont Industries, Inc.	6,063	882,955
Wabtec Corp.	19,434	1,542,477
		3,346,443

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.9% (Continued)	Shares	Value

Industrials - 14.1% (Continued)
Professional Services - 3.5%
Robert Half International, Inc.	34,135	$1,397,487
Towers Watson & Co.	10,727	1,170,316
		2,567,803
Road & Rail - 1.0%
Old Dominion Freight Line, Inc. *	13,282	707,134

Trading Companies & Distributors - 2.7%
United Rentals, Inc. *	22,609	1,997,279

Information Technology - 29.2%
Communications Equipment - 2.8%
Ciena Corp. *	23,221	570,540
F5 Networks, Inc. *	8,204	921,637
Finisar Corp. *	22,888	542,446
		2,034,623
Electronic Equipment, Instruments & Components - 2.5%
Dolby Laboratories, Inc. - Class A *	18,715	771,619
FEI Co.	10,051	1,031,735
		1,803,354
Internet Software & Services - 5.7%
AOL, Inc. *	22,919	1,003,394
IAC/InterActiveCorp	24,708	1,915,611
MercadoLibre, Inc.	11,924	1,242,242
		4,161,247
IT Services - 10.8%
Alliance Data Systems Corp. *	6,982	1,990,638
FleetCor Technologies, Inc. *	12,270	1,594,241
Gartner, Inc. *	18,256	1,269,887
Heartland Payment Systems, Inc.	20,319	821,700
InterXion Holding N.V.*	17,184	412,244
NeuStar, Inc.*	13,777	493,492
Total System Services, Inc.	43,475	1,324,249
		7,906,451
Semiconductors & Semiconductor Equipment - 3.3%
Entegris, Inc. *	57,028	687,187
NXP Semiconductors N.V. *	24,813	1,395,235
Power Integrations, Inc.	5,840	345,319
		2,427,741
Software - 4.1%
Informatica Corp. *	16,586	689,314
Manhattan Associates, Inc. *	12,098	458,393
NetScout Systems, Inc. *	9,736	369,773
Rovi Corp. *	25,161	624,999
TIBCO Software, Inc. *	39,504	860,792
		3,003,271

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.9% (Continued)	Shares	Value

Materials - 4.2%
Chemicals - 1.0%
Albemarle Corp.	10,614	$700,418

Containers & Packaging - 1.2%
Silgan Holdings, Inc.	18,701	901,575

Metals & Mining - 0.5%
Constellium N.V. - Class A *	13,978	388,449

Paper & Forest Products - 1.5%
KapStone Paper and Packaging Corp. *	35,123	1,116,560

Total Common Stocks (Cost $60,796,090)		$70,086,433

MONEY MARKET FUNDS - 4.4%	Shares	Value

Fidelity Institutional Money Market Portfolio - Class I, 0.04% (a) (Cost $3,204,832)
	3,204,832	$3,204,832

Total Investments at Value — 100.3% (Cost $64,000,922)		$73,291,265

Liabilities in Excess of Other Assets — (0.3%)		(188,936)

Net Assets — 100.0%		$73,102,329

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of February 28, 2014.

See accompanying notes to Schedule of Investments.

APEXcm SMALL/MID CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

1.   Securities Valuation

APEXcm Small/Mid Cap Growth Fund’s (the “Fund”) portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recently quoted bid price.  In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of Ultimus Managers Trust and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Factors determining portfolio investments subject to fair value determination include, but are not limited to, the following: the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.  Securities with remaining maturities of 60 days or less are valued at amortized cost value, absent unusual circumstances.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

APEXcm SMALL/MID CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2014:

	Level 1	Level 2	Level 3	Total

Common Stocks	$70,086,433	$-	$-	$70,086,433
Money Market Funds	3,204,832	-	-	3,204,832
Total	$73,291,265	$-	$-	$73,291,265

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type.  As of February 28, 2014, the Fund did not have any transfers in and out of any Level.  In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2014.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.   Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2014:

Tax cost of portfolio investments	$64,028,293

Gross unrealized appreciation	$10,313,487
Gross unrealized depreciation	(1,050,515)

Net unrealized appreciation	$9,262,972

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to losses deferred due to wash sales.

4.   Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or other companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.  As of February 28, 2014, the Fund had 29.2% of the value of its net assets invested in stocks within the Information Technology sector.

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

CORPORATE BONDS - 98.0%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 6.1%
CCO Holdings, LLC	5.250%	09/30/22	$43,000	$43,108
Lamar Media Corp.	5.875%	02/01/22	43,000	45,795
MGM Resorts International	6.625%	12/15/21	45,000	49,444
Penske Auto Group, Inc.	5.750%	10/01/22	30,000	31,500
Regal Entertainment Group	5.750%	02/01/25	9,000	8,831
Walt Disney Co. (The)	2.350%	12/01/22	150,000	140,069
				318,747
Consumer Staples - 3.5%
Anheuser-Busch InBev SA/NV	2.625%	01/17/23	100,000	94,956
B&G Foods, Inc.	4.625%	06/01/21	4,000	3,995
Wal-Mart Stores, Inc.	2.550%	04/11/23	90,000	85,104
				184,055
Energy - 14.5%
Apache Corp.	3.250%	04/15/22	109,000	110,628
Arch Coal, Inc.	7.250%	10/01/20	46,000	38,065
Chesapeake Energy Corp.	6.125%	02/15/21	42,000	46,620
Chevron Corp.	2.355%	12/05/22	150,000	141,323
ConocoPhillips Co.	2.400%	12/15/22	150,000	141,814
Denbury Resources, Inc.	4.625%	07/15/23	45,000	42,637
Forest Oil Corp.	7.500%	09/15/20	47,000	39,950
Offshore Group Investment Ltd.	7.500%	11/01/19	20,000	21,650
Offshore Group Investment Ltd.	7.125%	04/01/23	27,000	27,743
Peabody Energy Corp.	7.875%	11/01/26	44,000	45,430
Range Resources Corp.	5.000%	08/15/22	46,000	47,610
Teekay Corp.	8.500%	01/15/20	45,000	50,625
				754,095
Financials - 23.1%
Bank of America Corp.	3.300%	01/11/23	150,000	146,221
Ford Motor Credit Co., LLC	4.250%	09/20/22	150,000	155,269
General Electric Capital Corp.	3.150%	09/07/22	150,000	148,507
International Lease Finance Corp.	8.625%	01/15/22	35,000	43,837
International Lease Finance Corp.	5.875%	08/15/22	150,000	161,063
JPMorgan Chase & Co.	4.500%	01/24/22	150,000	162,457
PNC Financial Services Group, Inc.	2.854%	11/09/22	150,000	144,379
U.S. Bancorp	2.950%	07/15/22	150,000	144,641
Wells Fargo & Co.	4.125%	08/15/23	50,000	51,059
Zayo Group, LLC	8.125%	01/01/20	40,000	44,250
				1,201,683
Health Care - 6.7%
Community Health Systems, Inc.	7.125%	07/15/20	45,000	49,219

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 98.0% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 6.7% (Continued)
Davita Healthcare Partners, Inc.	5.750%	08/15/22	$50,000	$53,125
HCA Holdings, Inc.	6.250%	02/15/21	40,000	43,700
HCA Holdings, Inc.	5.875%	05/01/23	3,000	3,180
HealthSouth Corp.	5.750%	11/01/24	43,000	44,182
PerkinElmer, Inc.	5.000%	11/15/21	150,000	157,748
				351,154
Industrials - 17.3%
B/E Aerospace, Inc.	5.250%	04/01/22	46,000	47,667
General Dynamics Corp.	2.250%	11/15/22	150,000	138,984
Hertz Corp.	6.250%	10/15/22	43,000	45,688
Iron Mountain, Inc.	5.750%	08/15/24	43,000	42,140
R.R. Donnelley & Sons Co.	7.625%	06/15/20	4,000	4,550
R.R. Donnelley & Sons Co.	7.875%	03/15/21	41,000	46,945
Raytheon Co.	2.500%	12/15/22	150,000	140,970
Stanley Black & Decker, Inc.	2.900%	11/01/22	150,000	144,576
United Airlines Class B Pass-Through Certificates, Series 2013-1	5.375%	02/15/23	43,000	44,290
United Rentals North America, Inc.	6.125%	06/15/23	45,000	47,925
US Airways Class A Pass-Through Certificates, Series 2012-2	4.625%	06/03/25	149,485	156,212
US Airways Class B Pass-Through Certificates, Series 2012-1	8.000%	04/01/21	38,333	42,933
				902,880
Information Technology - 6.6%
Equinix, Inc.	5.375%	04/01/23	45,000	45,900
Hewlett-Packard Co.	4.375%	09/15/21	150,000	156,547
Intel Corp.	2.700%	12/15/22	150,000	142,688
				345,135
Materials - 3.6%
Ball Corp.	4.000%	11/15/23	6,000	5,782
Praxair, Inc.	2.200%	08/15/22	150,000	139,451
Vulcan Materials Co.	7.500%	06/15/21	36,000	42,210
				187,443
Telecommunication Services - 10.5%
AT&T, Inc.	2.625%	12/01/22	140,000	129,789
CenturyLink, Inc.	5.800%	03/15/22	5,000	5,150
Embarq Corp.	7.995%	06/01/36	40,000	42,745
Frontier Communications Corp.	9.000%	08/15/31	50,000	52,500
Intelsat Jackson Holdings S.A.	7.500%	04/01/21	40,000	44,300
Mediacom, LLC/Mediacom Capital Corp.	7.250%	02/15/22	43,000	46,870

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 98.0% (Continued)	Coupon	Maturity	Par Value	Value
Telecommunication Services - 10.5% (Continued)
Qwest Corp.	6.750%	12/01/21	$150,000	$169,898
Verizon Communications, Inc.	5.150%	09/15/23	50,000	54,871
				546,123
Utilities - 6.1%
AES Corp. (The)	7.375%	07/01/21	45,000	51,412
Amerigas Finance, LLC	7.000%	05/20/22	43,000	47,192
DPL, Inc.	7.250%	10/15/21	50,000	50,188
Ferrellgas, L.P.	6.500%	05/01/21	44,000	46,200
GenOn Americas Generation, LLC	8.500%	10/01/21	28,000	27,265
NRG Energy, Inc.	7.875%	05/15/21	37,000	41,255
NRG Energy, Inc.	6.625%	03/15/23	8,000	8,480
Suburban Propane Partners, L.P., CV	7.375%	03/15/20	41,000	44,280
				316,272

Total Investments at Value - 98.0% (Cost $5,190,265)				$5,107,587

Other Assets in Excess of Liabilities - 2.0%				102,466

Net Assets - 100.0%				$5,210,053

CV - Convertible Security.

See accompanying notes to Schedule of Investments.

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

1.   Securities Valuation

Fixed income securities of Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (the “Fund”) are generally valued using prices provided by an independent pricing service approved by the Fund’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Cincinnati Asset Management, Inc. (the Fund’s adviser), under the general supervision of the Board.

Securities for which quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.  Short-term debt securities having remaining maturities of sixty days or less are stated at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

Corporate bonds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2014:

	Level 1	Level 2	Level 3	Total

Corporate Bonds	$-	$5,107,587	$-	$5,107,587

Refer to the Fund’s Schedule of Investments for a listing of the securities by sector type.  As of February 28, 2014, the Fund did not have any transfers in and out of any Level.  In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2014.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

3.   Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2014:

Tax cost of portfolio investments	$5,190,265
Gross unrealized appreciation	$72,680
Gross unrealized depreciation	(155,358)
Net unrealized depreciation on investments	$(82,678)

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value

Consumer Discretionary - 20.6%
Auto Components - 8.5%
Goodyear Tire & Rubber Company (The)	197,461	$5,305,777
Johnson Controls, Inc.	143,114	7,069,832
TRW Automotive Holdings Corporation *	70,484	5,802,243
		18,177,852
Household Durables - 2.3%
Jarden Corporation *	81,092	4,984,725

Internet & Catalog Retail - 3.3%
Liberty Interactive Corporation - Series A *	244,161	7,129,501

Media - 6.5%
Comcast Corporation - Class A	128,623	6,648,523
DIRECTV *	94,361	7,322,414
		13,970,937
Consumer Staples - 3.4%
Food & Staples Retailing - 3.4%
CVS Caremark Corporation	98,649	7,215,188

Energy - 9.8%
Energy Equipment & Services - 3.2%
National Oilwell Varco, Inc.	89,648	6,906,482

Oil, Gas & Consumable Fuels - 6.6%
EOG Resources, Inc.	38,730	7,336,237
Suncor Energy, Inc.	206,777	6,831,912
		14,168,149
Financials - 12.7%
Capital Markets - 3.3%
Ameriprise Financial, Inc.	63,765	6,949,748

Diversified Financial Services - 2.0%
NASDAQ OMX Group, Inc. (The)	112,367	4,313,769

Insurance - 7.4%
Aflac, Inc.	108,126	6,928,714
Assurant, Inc.	67,854	4,453,258
Willis Group Holdings plc	110,487	4,547,645
		15,929,617

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value

Health Care - 6.6%
Health Care Providers & Services - 6.6%
Aetna, Inc.	98,380	$7,153,210
WellPoint, Inc.	77,643	7,033,679
		14,186,889
Industrials - 19.8%
Aerospace & Defense - 3.3%
Raytheon Company	72,375	7,086,236

Construction & Engineering - 1.9%
AECOM Technology Corporation *	129,629	4,140,350

Electrical Equipment - 3.3%
Eaton Corporation plc	94,676	7,073,244

Road & Rail - 6.0%
Avis Budget Group, Inc. *	119,286	5,605,249
Hertz Global Holdings, Inc. *	257,150	7,202,772
		12,808,021
Trading Companies & Distributors - 5.3%
AerCap Holdings N.V. *	181,152	7,789,536
MRC Global, Inc. *	137,088	3,525,903
		11,315,439
Information Technology - 21.4%
Computers & Peripherals - 5.5%
Lexmark International, Inc. - Class A	114,731	4,834,764
Western Digital Corporation	79,695	6,932,668
		11,767,432
Electronic Equipment, Instruments & Components - 6.6%
Corning, Inc.	373,342	7,194,300
TE Connectivity Ltd.	119,921	7,024,972
		14,219,272
IT Services - 2.6%
Western Union Company (The)	335,631	5,615,107

Semiconductors & Semiconductor Equipment - 3.5%
Avago Technologies Ltd.	120,425	7,430,223

Software - 3.2%
Symantec Corporation	323,824	6,955,740

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value

Materials - 4.4%
Chemicals - 2.4%
Celanese Corporation - Series A	98,181	$5,241,883

Containers & Packaging - 2.0%
Owens-Illinois, Inc. *	125,866	4,269,374

Total Investments at Value — 98.7% (Cost $189,386,794)		$211,855,178

Other Assets in Excess of Liabilities — 1.3%		2,835,477

Net Assets — 100.0%		$214,690,655

*	Non-income producing security.

See accompanying notes to Schedule of Investments.

LYRICAL U.S. VALUE EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

1.	Securities Valuation

Lyrical U.S. Value Equity Fund’s (the “Fund”) portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recently quoted bid price.  In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Fund and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Factors determining portfolio investments subject to fair value determination include, but are not limited to, the following: the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.  Securities with remaining maturities of 60 days or less are valued at amortized cost value, absent unusual circumstances.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

LYRICAL U.S. VALUE EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2014:

	Level 1	Level 2	Level 3	Total

Common Stocks	$211,855,178	$-	$-	$211,855,178

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type.  As of February 28, 2014, the Fund did not have any transfers in and out of any Level.  In addition, the Fund did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2014.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2014:

Tax cost of portfolio investments	$189,409,919

Gross unrealized appreciation	$24,480,341
Gross unrealized depreciation	(2,035,082)

Net unrealized appreciation	$22,445,259

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to losses deferred due to wash sales.

BARROW ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Consumer Discretionary - 20.3%
Auto Components - 0.1%
TRW Automotive Holdings Corporation (a) (b)	264	$21,733

Automobiles - 0.3%
Ford Motor Company (b)	1,127	17,345
Thor Industries, Inc. (b)	726	40,663
		58,008
Diversified Consumer Services - 1.4%
H&R Block, Inc. (b)	5,639	178,418
Outerwall, Inc. (a) (b)	1,066	75,398
Weight Watchers International, Inc. (b)	1,265	26,894
		280,710
Hotels, Restaurants & Leisure - 0.9%
International Game Technology (b)	8,671	130,845
Interval Leisure Group, Inc. (b)	1,931	52,504
		183,349
Household Durables - 0.1%
Tupperware Brands Corporation (b)	214	16,820

Leisure Equipment & Products - 2.7%
LeapFrog Enterprises, Inc. (a) (b)	12,228	89,020
Smith & Wesson Holding Corporation (a) (b)	20,113	231,300
Sturm, Ruger & Company, Inc. (b)	3,683	234,754
		555,074
Media - 4.0%
Crown Media Holdings, Inc. - Class A (a) (b)	6,507	21,798
DIRECTV (a) (b)	2,265	175,764
Gannett Company, Inc. (b)	1,937	57,626
Harte-Hanks, Inc.	5,456	43,593
Interpublic Group of Companies, Inc. (b)	9,873	174,950
John Wiley & Sons, Inc. - Class A (b)	1,834	106,427
Meredith Corporation (b)	157	7,348
National CineMedia, Inc. (b)	11,598	178,145
Starz - Series A (a)	1,222	39,080
Time Warner, Inc.	257	17,252
		821,983
Specialty Retail - 8.0%
American Eagle Outfitters, Inc. (b)	9,805	142,467
Bed Bath & Beyond, Inc. (a) (b)	1,460	99,017
Best Buy Company, Inc.	1,130	30,092
Buckle, Inc. (The) (b)	4,298	195,000

BARROW ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Consumer Discretionary - 20.3% (Continued)
Specialty Retail - 8.0% (Continued)
Cato Corporation (The) - Class A (b)	2,348	$65,909
Chico's FAS, Inc. (b)	1,313	21,704
Express, Inc. (a) (b)	11,813	216,060
Foot Locker, Inc. (b)	4,334	180,771
Francesca's Holdings Corporation (a) (b)	7,207	141,041
GameStop Corporation - Class A (b)	4,297	160,321
Gap, Inc. (The) (b)	4,411	192,981
Guess?, Inc. (b)	565	17,142
Select Comfort Corporation (a) (b)	10,319	186,361
		1,648,866
Textiles, Apparel & Luxury Goods - 2.8%
Coach, Inc. (b)	4,147	202,415
Iconix Brand Group, Inc. (a) (b)	2,884	116,052
Steven Madden Ltd. (a) (b)	6,341	231,129
Vera Bradley, Inc. (a) (b)	1,333	35,325
		584,921
Consumer Staples - 14.9%
Beverages - 1.3%
Boston Beer Company, Inc. (The) - Class A (a)	29	6,866
Dr Pepper Snapple Group, Inc. (b)	4,420	230,326
National Beverage Corporation (a) (b)	1,101	23,165
		260,357
Food & Staples Retailing - 0.1%
Village Super Market, Inc. - Class A (b)	868	23,792

Food Products - 4.0%
B&G Foods, Inc. (b)	974	29,181
Darling International, Inc. (a) (b)	8,903	179,662
Dean Foods Company (a) (b)	3,963	58,613
Hillshire Brands Company (The) (b)	540	20,277
Ingredion, Inc. (b)	532	35,027
Kellogg Company	282	17,114
Kraft Foods Group, Inc. (b)	743	41,066
Lancaster Colony Corporation (b)	2,416	217,923
Mondelēz International, Inc. - Class A (b)	1,014	34,506
Pilgrim's Pride Corporation (a) (b)	5,836	102,305
Pinnacle Foods, Inc.	721	20,419
Sanderson Farms, Inc.	233	17,904
Seaboard Corporation (a) (b)	22	55,771
		829,768

BARROW ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Consumer Staples - 14.9% (Continued)
Household Products - 1.0%
Energizer Holdings, Inc. (b)	1,225	$119,241
Spectrum Brands Holdings, Inc. (b)	1,099	85,733
		204,974
Personal Products - 3.3%
Inter Parfums, Inc. (b)	5,589	187,846
Nu Skin Enterprises, Inc. - Class A (b)	1,806	150,837
Revlon, Inc. - Class A (a) (b)	4,464	105,395
USANA Health Sciences, Inc. (a) (b)	3,090	226,096
		670,174
Tobacco - 5.2%
Altria Group, Inc. (b)	5,782	209,655
Lorillard, Inc. (b)	4,581	224,744
Philip Morris International, Inc. (b)	2,195	177,598
Reynolds American, Inc. (b)	4,274	217,247
Vector Group Ltd. (b)	12,011	234,575
		1,063,819
Energy - 10.8%
Energy Equipment & Services - 1.8%
C&J Energy Services, Inc. (a) (b)	7,685	198,657
Forum Energy Technologies, Inc. (a) (b)	580	15,022
Geospace Technologies Corporation (a) (b)	900	69,093
National Oilwell Varco, Inc. (b)	973	74,960
		357,732
Oil, Gas & Consumable Fuels - 9.0%
Alon USA Energy, Inc. (b)	7,269	97,332
Alon USA Partners, L.P. (b)	7,737	110,175
Chevron Corporation (b)	414	47,747
CVR Energy, Inc. (b)	1,874	73,742
CVR Refining, L.P. (b)	5,508	115,007
Delek US Holdings, Inc. (b)	3,633	100,852
HollyFrontier Corporation (b)	4,505	205,293
Marathon Oil Corporation (b)	5,027	168,404
Marathon Petroleum Corporation (b)	2,667	224,028
Northern Tier Energy, L.P. (b)	8,484	205,143
Phillips 66 (b)	1,705	127,636
Renewable Energy Group, Inc. (a) (b)	2,581	30,120
Rentech, Inc. (a) (b)	21,720	40,834
Stone Energy Corporation (a) (b)	243	8,733
Tesoro Corporation (b)	1,415	72,179
Western Refining, Inc. (b)	6,179	225,225
		1,852,450

BARROW ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Health Care - 22.2%
Biotechnology - 4.2%
Cubist Pharmaceuticals, Inc. (a) (b)	644	$51,211
Myriad Genetics, Inc. (a) (b)	7,833	283,633
PDL BioPharma, Inc. (b)	25,908	222,031
Spectrum Pharmaceuticals, Inc. (a) (b)	10,002	83,517
United Therapeutics Corporation (a) (b)	2,212	224,341
		864,733
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories (b)	1,726	68,660
C.R. Bard, Inc. (b)	457	65,881
CareFusion Corporation (a) (b)	490	19,860
Globus Medical, Inc. - Class A (a) (b)	9,425	222,995
ICU Medical, Inc. (a)	210	12,151
Medtronic, Inc. (b)	2,603	154,254
Meridian Bioscience, Inc.	642	13,392
St. Jude Medical, Inc. (b)	352	23,697
Thoratec Corporation (a)	546	20,278
		601,168
Health Care Providers & Services - 10.2%
AmerisourceBergen Corporation (b)	2,358	159,990
AMN Healthcare Services, Inc. (a) (b)	4,218	58,757
AmSurg Corporation (a) (b)	5,829	255,660
Bio-Reference Laboratories, Inc. (a) (b)	5,865	148,150
Cardinal Health, Inc. (b)	3,856	275,820
Chemed Corporation (b)	2,795	236,457
HealthSouth Corporation (b)	4,305	140,687
Laboratory Corporation of America Holdings (a) (b)	2,153	201,392
MEDNAX, Inc. (a) (b)	2,801	170,357
Patterson Companies, Inc. (b)	2,190	90,140
PharMerica Corporation (a) (b)	2,472	59,575
Quest Diagnostics, Inc. (b)	3,577	189,581
Select Medical Holdings Corporation	2,779	31,152
VCA Antech, Inc. (a) (b)	2,444	75,691
		2,093,409
Health Care Technology - 0.1%
Computer Programs & Systems, Inc. (b)	286	19,571
Quality Systems, Inc. (b)	226	3,946
		23,517
Pharmaceuticals - 4.7%
AbbVie, Inc.	330	16,800
Auxilium Pharmaceuticals, Inc. (a) (b)	4,859	149,414
Eli Lilly & Company (b)	1,164	69,386

BARROW ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Health Care - 22.2% (Continued)
Pharmaceuticals - 4.7% (Continued)
Endo Health Solutions, Inc. (a) (b)	3,487	$278,332
Impax Laboratories, Inc. (a) (b)	1,007	25,951
Pfizer, Inc. (b)	1,244	39,945
Prestige Brands Holdings, Inc. (a) (b)	3,913	111,481
Questcor Pharmaceuticals, Inc. (b)	4,502	273,497
		964,806
Industrials - 21.2%
Aerospace & Defense - 6.1%
AeroVironment, Inc. (a) (b)	808	25,242
Alliant Techsystems, Inc. (b)	823	110,932
Cubic Corporation (b)	709	36,868
Engility Holdings, Inc. (a) (b)	2,644	110,334
Exelis, Inc. (b)	12,948	264,528
Lockheed Martin Corporation (b)	151	24,507
National Presto Industries, Inc. (b)	1,288	99,227
Northrop Grumman Corporation (b)	2,257	273,165
Raytheon Company (b)	2,816	275,715
Triumph Group, Inc. (b)	390	25,428
		1,245,946
Commercial Services & Supplies - 2.6%
ADT Corporation (The)	545	16,737
Deluxe Corporation (b)	4,902	247,453
Performant Financial Corporation (a) (b)	13,542	107,117
Pitney Bowes, Inc. (b)	6,313	160,666
		531,973
Construction & Engineering - 0.5%
KBR, Inc. (b)	3,744	103,409

Electrical Equipment - 1.0%
Brady Corporation - Class A (b)	670	17,922
Emerson Electric Company (b)	2,266	147,879
EnerSys, Inc. (b)	690	49,018
		214,819
Machinery - 5.7%
Actuant Corporation - Class A (b)	976	34,219
American Railcar Industries, Inc. (b)	971	67,242
Crane Company (b)	1,706	121,843
Deere & Company (b)	2,224	191,108
Joy Global, Inc. (b)	3,538	194,590
Lindsay Corporation (b)	2,428	206,040
NACCO Industries, Inc. - Class A (b)	267	15,654

BARROW ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Industrials - 21.2% (Continued)
Machinery - 5.7% (Continued)
Oshkosh Corporation (b)	2,310	$133,587
PACCAR, Inc. (b)	945	62,219
Valmont Industries, Inc. (b)	1,035	150,727
		1,177,229
Professional Services - 5.1%
Acacia Research Corporation (b)	543	8,324
Dun & Bradstreet Corporation (The) (b)	2,065	204,869
Exponent, Inc. (b)	1,159	82,567
FTI Consulting, Inc. (a) (b)	2,306	67,312
Huron Consulting Group, Inc. (a) (b)	1,720	113,813
Insperity, Inc. (b)	538	15,704
Korn/Ferry International (a) (b)	936	23,765
Navigant Consulting, Inc. (a) (b)	7,949	138,551
Resources Connection, Inc. (b)	8,169	111,915
Robert Half International, Inc. (b)	1,465	59,977
RPX Corporation (a) (b)	13,101	209,878
		1,036,675
Road & Rail - 0.2%
Landstar System, Inc. (b)	625	36,069

Materials - 10.2%
Chemicals - 6.9%
CF Industries Holdings, Inc. (b)	1,020	255,918
Eastman Chemical Company	205	17,923
FutureFuel Corporation (b)	7,753	134,514
Innospec, Inc. (b)	1,192	51,864
Koppers Holdings, Inc. (b)	1,342	53,063
Kronos Worldwide, Inc. (b)	2,711	41,424
LyondellBasell Industries N.V. - Class A (b)	488	42,983
NewMarket Corporation (b)	713	263,575
Olin Corporation (b)	7,628	199,777
PetroLogistics, L.P. (b)	5,997	77,421
Rentech Nitrogen Partners, L.P. (b)	1,626	29,967
Terra Nitrogen Company, L.P. (b)	1,085	179,199
Westlake Chemical Corporation (b)	502	66,932
		1,414,560
Containers & Packaging - 0.2%
Crown Holdings, Inc. (a)	385	17,333
Sonoco Products Company (b)	417	17,505
		34,838

BARROW ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Materials - 10.2% (Continued)
Metals & Mining - 1.9%
Gold Resource Corporation (b)	7,626	$39,274
Kaiser Aluminum Corporation (b)	1,846	130,309
Reliance Steel & Aluminum Company (b)	263	18,221
Southern Copper Corporation (b)	6,604	201,488
		389,292
Paper & Forest Products - 1.2%
Louisiana-Pacific Corporation (a) (b)	6,572	123,488
Schweitzer-Mauduit International, Inc. (b)	2,550	122,732
		246,220

Total Common Stocks (Cost $17,495,149)		$20,413,193

MONEY MARKET FUNDS - 0.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c) (Cost $49,221)	49,221	$49,221

Total Investments at Value - 99.8% (Cost $17,544,370)		$20,462,414

Other Assets in Excess of Liabilities - 0.2%		33,810

Net Assets - 100.0%		$20,496,224

(a)	Non-income producing security.
(b)	All or a portion of the shares have been pledged as collateral for the bank line of credit (Note 4).
(c)	The rate shown is the 7-day effective yield as of February 28, 2014.

See accompanying notes to Schedules of Investments.

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

COMMON STOCKS - 130.4%	Shares	Value
Consumer Discretionary - 26.9%
Auto Components - 0.1%
TRW Automotive Holdings Corporation (a) (b)	67	$5,515

Automobiles - 0.4%
Ford Motor Company (b)	281	4,324
Thor Industries, Inc. (b)	183	10,250
		14,574
Diversified Consumer Services - 1.8%
H&R Block, Inc. (b)	1,417	44,834
Outerwall, Inc. (a) (b)	266	18,814
Weight Watchers International, Inc. (b)	317	6,739
		70,387
Hotels, Restaurants & Leisure - 1.2%
International Game Technology (b)	2,173	32,791
Interval Leisure Group, Inc. (b)	484	13,160
		45,951
Household Durables - 0.1%
Tupperware Brands Corporation (b)	51	4,009

Leisure Equipment & Products - 3.6%
LeapFrog Enterprises, Inc. (a) (b)	3,067	22,328
Smith & Wesson Holding Corporation (a) (b)	5,047	58,040
Sturm, Ruger & Company, Inc. (b)	923	58,832
		139,200
Media - 5.3%
Crown Media Holdings, Inc. - Class A (a) (b)	1,623	5,437
DIRECTV (a) (b)	573	44,465
Gannett Company, Inc. (b)	489	14,548
Harte-Hanks, Inc.	1,375	10,986
Interpublic Group of Companies, Inc. (b)	2,473	43,822
John Wiley & Sons, Inc. - Class A (b)	451	26,171
Meredith Corporation (b)	42	1,966
National CineMedia, Inc. (b)	2,911	44,713
Starz - Series A (a)	308	9,850
Time Warner, Inc.	64	4,296
		206,254
Specialty Retail - 10.6%
American Eagle Outfitters, Inc. (b)	2,458	35,715
Bed Bath & Beyond, Inc. (a) (b)	364	24,687
Best Buy Company, Inc.	284	7,563
Buckle, Inc. (The) (b)	1,080	49,000

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 130.4% (Continued)	Shares	Value
Consumer Discretionary - 26.9% (Continued)
Specialty Retail - 10.6% (Continued)
Cato Corporation (The) - Class A (b)	589	$16,533
Chico's FAS, Inc. (b)	336	5,554
Express, Inc. (a) (b)	2,968	54,285
Foot Locker, Inc. (b)	1,088	45,380
Francesca's Holdings Corporation (a) (b)	1,814	35,500
GameStop Corporation - Class A (b)	1,077	40,183
Gap, Inc. (The) (b)	1,112	48,650
Guess?, Inc. (b)	136	4,126
Select Comfort Corporation (a) (b)	2,588	46,739
		413,915
Textiles, Apparel & Luxury Goods - 3.8%
Coach, Inc. (b)	1,041	50,811
Iconix Brand Group, Inc. (a) (b)	724	29,134
Steven Madden Ltd. (a) (b)	1,591	57,992
Vera Bradley, Inc. (a) (b)	331	8,771
		146,708
Consumer Staples - 19.2%
Beverages - 1.6%
Brown-Forman Corporation - Class B (b)	2	168
Dr Pepper Snapple Group, Inc. (b)	1,110	57,842
National Beverage Corporation (a) (b)	277	5,828
		63,838
Food & Staples Retailing - 0.2%
Village Super Market, Inc. - Class A (b)	218	5,975

Food Products - 4.9%
B&G Foods, Inc. (b)	246	7,370
Darling International, Inc. (a) (b)	2,230	45,002
Dean Foods Company (a) (b)	996	14,731
Hillshire Brands Company (The) (b)	137	5,144
Ingredion, Inc. (b)	135	8,888
Kraft Foods Group, Inc. (b)	188	10,391
Lancaster Colony Corporation (b)	605	54,571
Mondelēz International, Inc. - Class A (b)	104	3,539
Pilgrim's Pride Corporation (a) (b)	1,212	21,246
Pinnacle Foods, Inc.	183	5,183
Seaboard Corporation (a) (b)	5	12,675
		188,740
Household Products - 1.3%
Energizer Holdings, Inc. (b)	308	29,981

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 130.4% (Continued)	Shares	Value
Consumer Staples - 19.2% (Continued)
Household Products - 1.3% (Continued)
Spectrum Brands Holdings, Inc. (b)	277	$21,609
		51,590
Personal Products - 4.3%
Inter Parfums, Inc. (b)	1,401	47,088
Nu Skin Enterprises, Inc. - Class A (b)	450	37,584
Revlon, Inc. - Class A (a) (b)	1,124	26,538
USANA Health Sciences, Inc. (a) (b)	774	56,633
		167,843
Tobacco - 6.9%
Altria Group, Inc. (b)	1,450	52,577
Lorillard, Inc. (b)	1,148	56,321
Philip Morris International, Inc. (b)	549	44,419
Reynolds American, Inc. (b)	1,072	54,490
Vector Group Ltd. (b)	3,015	58,883
		266,690
Energy - 14.3%
Energy Equipment & Services - 2.3%
C&J Energy Services, Inc. (a) (b)	1,934	49,994
Forum Energy Technologies, Inc. (a) (b)	146	3,781
Geospace Technologies Corporation (a) (b)	226	17,350
National Oilwell Varco, Inc. (b)	245	18,875
		90,000
Oil, Gas & Consumable Fuels - 12.0%
Alon USA Energy, Inc. (b)	1,823	24,410
Alon USA Partners, L.P. (b)	1,952	27,796
Chevron Corporation (b)	106	12,225
CVR Energy, Inc. (b)	471	18,534
CVR Refining, L.P. (b)	1,387	28,961
Delek US Holdings, Inc. (b)	910	25,262
HollyFrontier Corporation (b)	1,129	51,448
Marathon Oil Corporation (b)	1,265	42,377
Marathon Petroleum Corporation (b)	672	56,448
Northern Tier Energy, L.P. (b)	2,133	51,576
Phillips 66 (b)	430	32,190
Renewable Energy Group, Inc. (a) (b)	650	7,585
Rentech, Inc. (a) (b)	5,287	9,940
Stone Energy Corporation (a) (b)	61	2,192
Tesoro Corporation (b)	356	18,160
Western Refining, Inc. (b)	1,559	56,826
		465,930

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 130.4% (Continued)	Shares	Value
Financials - 0.0% (c)
Insurance - 0.0% (c)
Gerova Financial Group Ltd. (a) (b)	2	$0

Health Care - 29.1%
Biotechnology - 5.6%
Cubist Pharmaceuticals, Inc. (a) (b)	158	12,564
Myriad Genetics, Inc. (a) (b)	1,967	71,225
PDL BioPharma, Inc. (b)	6,504	55,739
Spectrum Pharmaceuticals, Inc. (a) (b)	2,442	20,391
United Therapeutics Corporation (a) (b)	557	56,491
		216,410
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories (b)	217	8,632
C.R. Bard, Inc. (b)	114	16,434
CareFusion Corporation (a) (b)	122	4,945
Globus Medical, Inc. - Class A (a) (b)	2,369	56,051
ICU Medical, Inc. (a)	53	3,067
Medtronic, Inc. (b)	654	38,756
Meridian Bioscience, Inc.	161	3,358
St. Jude Medical, Inc. (b)	88	5,924
Thoratec Corporation (a)	138	5,125
		142,292
Health Care Providers & Services - 13.5%
AmerisourceBergen Corporation (b)	590	40,032
AMN Healthcare Services, Inc. (a) (b)	1,058	14,738
AmSurg Corporation (a) (b)	1,467	64,343
Bio-Reference Laboratories, Inc. (a) (b)	1,471	37,157
Cardinal Health, Inc. (b)	965	69,026
Chemed Corporation (b)	703	59,474
HealthSouth Corporation (b)	1,083	35,392
Laboratory Corporation of America Holdings (a) (b)	545	50,979
MEDNAX, Inc. (a) (b)	703	42,756
Patterson Companies, Inc. (b)	554	22,803
PharMerica Corporation (a) (b)	622	14,990
Quest Diagnostics, Inc. (b)	899	47,647
Select Medical Holdings Corporation	695	7,791
VCA Antech, Inc. (a) (b)	617	19,109
		526,237
Health Care Technology - 0.1%
Computer Programs & Systems, Inc. (b)	72	4,927
Quality Systems, Inc. (b)	58	1,013
		5,940

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 130.4% (Continued)	Shares	Value
Health Care - 29.1% (Continued)
Pharmaceuticals - 6.2%
AbbVie, Inc.	82	$4,175
Auxilium Pharmaceuticals, Inc. (a) (b)	1,215	37,361
Eli Lilly & Company (b)	293	17,466
Endo Health Solutions, Inc. (a) (b)	871	69,523
Impax Laboratories, Inc. (a) (b)	172	4,432
Pfizer, Inc. (b)	310	9,954
Prestige Brands Holdings, Inc. (a) (b)	987	28,120
Questcor Pharmaceuticals, Inc. (b)	1,125	68,344
		239,375
Industrials - 27.8%
Aerospace & Defense - 7.9%
AeroVironment, Inc. (a) (b)	83	2,593
Alliant Techsystems, Inc. (b)	206	27,767
Cubic Corporation (b)	172	8,944
Engility Holdings, Inc. (a) (b)	668	27,876
Exelis, Inc. (b)	3,247	66,336
Lockheed Martin Corporation (b)	39	6,330
National Presto Industries, Inc. (b)	320	24,653
Northrop Grumman Corporation (b)	571	69,108
Raytheon Company (b)	705	69,026
Triumph Group, Inc. (b)	93	6,063
		308,696
Commercial Services & Supplies - 3.4%
ADT Corporation (The)	136	4,177
Deluxe Corporation (b)	1,236	62,393
Performant Financial Corporation (a) (b)	3,397	26,870
Pitney Bowes, Inc. (b)	1,588	40,415
		133,855
Construction & Engineering - 0.7%
KBR, Inc. (b)	937	25,880

Electrical Equipment - 1.4%
Brady Corporation - Class A (b)	170	4,547
Emerson Electric Company (b)	568	37,068
EnerSys, Inc. (b)	175	12,432
		54,047
Machinery - 7.5%
Actuant Corporation - Class A (b)	240	8,414
American Railcar Industries, Inc. (b)	242	16,758
Crane Company (b)	426	30,425
Deere & Company (b)	560	48,121

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 130.4% (Continued)	Shares	Value
Industrials - 27.8% (Continued)
Machinery - 7.5% (Continued)
Joy Global, Inc. (b)	890	$48,950
Lindsay Corporation (b)	608	51,595
NACCO Industries, Inc. - Class A (b)	28	1,642
Oshkosh Corporation (b)	580	33,541
PACCAR, Inc. (b)	240	15,802
Valmont Industries, Inc. (b)	257	37,427
		292,675
Professional Services - 6.7%
Dun & Bradstreet Corporation (The) (b)	522	51,788
Exponent, Inc. (b)	293	20,873
FTI Consulting, Inc. (a) (b)	576	16,814
Huron Consulting Group, Inc. (a) (b)	432	28,585
Insperity, Inc. (b)	131	3,824
Korn/Ferry International (a) (b)	234	5,941
Navigant Consulting, Inc. (a) (b)	1,995	34,773
Resources Connection, Inc. (b)	2,050	28,085
Robert Half International, Inc. (b)	365	14,943
RPX Corporation (a) (b)	3,293	52,754
		258,380
Road & Rail - 0.2%
Landstar System, Inc. (b)	155	8,945

Materials - 13.1%
Chemicals - 8.9%
CF Industries Holdings, Inc. (b)	246	61,721
Eastman Chemical Company	29	2,535
FutureFuel Corporation (b)	1,953	33,884
Innospec, Inc. (b)	302	13,140
Koppers Holdings, Inc. (b)	334	13,206
Kronos Worldwide, Inc. (b)	582	8,893
LyondellBasell Industries N.V. - Class A (b)	120	10,570
NewMarket Corporation (b)	171	63,214
Olin Corporation (b)	1,915	50,154
PetroLogistics, L.P. (b)	1,503	19,404
Rentech Nitrogen Partners, L.P. (b)	410	7,556
Terra Nitrogen Company, L.P. (b)	266	43,933
Westlake Chemical Corporation (b)	126	16,800
		345,010
Containers & Packaging - 0.2%
Crown Holdings, Inc. (a)	96	4,322

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 130.4% (Continued)	Shares	Value
Materials - 13.1% (Continued)
Containers & Packaging - 0.2% (Continued)
Sonoco Products Company (b)	106	$4,450
		8,772
Metals & Mining - 2.4%
Gold Resource Corporation (b)	1,908	9,826
Kaiser Aluminum Corporation (b)	463	32,683
Reliance Steel & Aluminum Company (b)	21	1,455
Southern Copper Corporation (b)	1,656	50,525
		94,489
Paper & Forest Products - 1.6%
Louisiana-Pacific Corporation (a) (b)	1,589	29,857
Schweitzer-Mauduit International, Inc. (b)	638	30,707
		60,564

Total Common Stocks (Cost $4,823,463)		$5,068,686

MONEY MARKET FUNDS - 2.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (d) (Cost $100,313)	100,313	$100,313

Total Investments at Value - 133.0% (Cost $4,923,776)		$5,168,999

Liabilities in Excess of Other Assets - (33.0%)		(1,281,165	) (e)

Net Assets - 100.0%		$3,887,834

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions and any outstanding borrowings for investment purposes (Note 4).
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of February 28, 2014.
(e)	Includes cash held as margin deposits for open short positions.

See accompanying notes to Schedules of Investments.

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT
February 28, 2014 (Unaudited)

COMMON STOCKS - 91.1%	Shares	Value
Consumer Discretionary - 20.1%
Auto Components - 1.1%
Allison Transmission Holdings, Inc.	187	$5,569
BorgWarner, Inc.	102	6,268
Dorman Products, Inc.	10	576
Drew Industries, Inc.	20	985
Federal-Mogul Corporation	67	1,262
Gentherm, Inc.	262	7,409
Goodyear Tire & Rubber Company (The)	83	2,230
Johnson Controls, Inc.	90	4,446
Modine Manufacturing Company	322	4,763
Superior Industries International, Inc.	138	2,523
Visteon Corporation	75	6,257
		42,288
Automobiles - 0.7%
General Motors Company	138	4,996
Harley-Davidson, Inc.	75	4,955
Tesla Motors, Inc.	46	11,261
Winnebago Industries, Inc.	146	3,892
		25,104
Distributors - 0.4%
Core-Mark Holding Company, Inc.	80	6,256
LKQ Corporation	171	4,769
Pool Corporation	90	5,262
		16,287
Diversified Consumer Services - 0.8%
Graham Holdings Company - Class B	6	4,312
Hillenbrand, Inc.	193	5,767
LifeLock, Inc.	348	6,929
Matthews International Corporation - Class A	86	3,528
Regis Corporation	343	4,823
Service Corporation International	65	1,215
Sotheby's	107	5,030
		31,604
Hotels, Restaurants & Leisure - 5.6%
Biglari Holdings, Inc.	15	6,735
BJ's Restaurants, Inc.	173	4,792
Bloomin' Brands, Inc.	239	6,008
Bob Evans Farms, Inc.	113	5,847
Brinker International, Inc.	67	3,685
Buffalo Wild Wings, Inc.	50	7,250
Burger King Worldwide, Inc.	229	6,087

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Consumer Discretionary - 20.1% (Continued)
Hotels, Restaurants & Leisure - 5.6% (Continued)
Carnival Corporation	130	$5,156
Cedar Fair, L.P.	116	6,171
Cheesecake Factory, Inc. (The)	118	5,607
Chipotle Mexican Grill, Inc. - Class A	9	5,087
Churchill Downs, Inc.	58	5,394
Chuy's Holdings, Inc.	144	5,733
Cracker Barrel Old Country Store, Inc.	54	5,370
Darden Restaurants, Inc.	94	4,800
Del Frisco's Restaurant Group, Inc.	89	2,318
Dunkin' Brands Group, Inc.	82	4,237
Fiesta Restaurant Group, Inc.	145	7,283
Hyatt Hotels Corporation - Class A	103	5,372
Ignite Restaurant Group, Inc.	47	575
International Speedway Corporation - Class A	153	5,161
Jack in the Box, Inc.	122	7,009
Krispy Kreme Doughnuts, Inc.	265	5,040
Las Vegas Sands Corporation	78	6,649
Life Time Fitness, Inc.	105	4,956
Marriott International, Inc. - Class A	86	4,664
Marriott Vacations Worldwide Corporation	58	3,042
McDonald's Corporation	14	1,332
MGM Resorts International	67	1,846
Norwegian Cruise Line Holdings Ltd.	79	2,707
Panera Bread Company - Class A	13	2,357
Papa John's International, Inc.	31	1,578
Penn National Gaming, Inc.	61	784
Red Robin Gourmet Burgers, Inc.	90	7,014
Royal Caribbean Cruises Ltd.	53	2,805
Ruby Tuesday, Inc.	351	2,152
Scientific Games Corporation - Class A	54	724
SeaWorld Entertainment, Inc.	45	1,536
Six Flags Entertainment Corporation	150	6,120
Sonic Corporation	171	3,485
Speedway Motorsports, Inc.	75	1,487
Starbucks Corporation	71	5,038
Starwood Hotels & Resorts Worldwide, Inc.	71	5,855
Texas Roadhouse, Inc.	103	2,724
Vail Resorts, Inc.	88	6,188
Wendy's Company (The)	830	7,951
Wyndham Worldwide Corporation	29	2,114
Wynn Resorts Ltd.	30	7,275

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Consumer Discretionary - 20.1% (Continued)
Hotels, Restaurants & Leisure - 5.6% (Continued)
Yum! Brands, Inc.	56	$4,148
		217,248
Household Durables - 2.6%
Cavco Industries, Inc.	43	3,373
D.R. Horton, Inc.	217	5,329
Ethan Allen Interiors, Inc.	175	4,398
Harman International Industries, Inc.	72	7,541
iRobot Corporation	104	4,360
Jarden Corporation	92	5,655
La-Z-Boy, Inc.	140	3,576
Leggett & Platt, Inc.	125	4,006
Lennar Corporation - Class A	105	4,607
Libbey, Inc.	20	466
M/I Homes, Inc.	209	5,204
MDC Holdings, Inc.	174	5,427
Meritage Homes Corporation	120	5,785
Mohawk Industries, Inc.	41	5,803
Newell Rubbermaid, Inc.	32	1,027
PulteGroup, Inc.	227	4,765
Ryland Group, Inc. (The)	133	6,196
Standard Pacific Corporation	710	6,468
Stanley Black & Decker, Inc.	39	3,239
Taylor Morrison Home Corporation - Class A	65	1,633
Tempur Sealy International, Inc.	102	5,291
Toll Brothers, Inc.	139	5,422
Universal Electronics, Inc.	78	3,260
		102,831
Internet & Catalog Retail - 1.2%
Amazon.com, Inc.	13	4,707
Groupon, Inc.	363	3,016
HomeAway, Inc.	160	7,339
Liberty Interactive Corporation - Series A	140	4,088
Netflix, Inc.	17	7,576
NutriSystem, Inc.	94	1,384
Orbitz Worldwide, Inc.	358	3,458
RetailMeNot, Inc.	10	418
Shutterfly, Inc.	110	6,002
TripAdvisor, Inc.	69	6,917
		44,905
Leisure Equipment & Products - 0.3%
Brunswick Corporation	19	851

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Consumer Discretionary - 20.1% (Continued)
Leisure Equipment & Products - 0.3% (Continued)
Callaway Golf Company	785	$6,610
Hasbro, Inc.	21	1,158
Mattel, Inc.	26	970
Polaris Industries, Inc.	3	402
		9,991
Media - 2.0%
Charter Communications, Inc. - Class A	16	2,028
Discovery Communications, Inc. - Class A	7	583
DISH Network Corporation - Class A	49	2,883
DreamWorks Animation SKG, Inc. - Class A	170	5,085
E.W. Scripps Company (The) - Class A	162	3,178
Lamar Advertising Company - Class A	127	6,809
LIN Media, LLC - Class A	20	456
Lions Gate Entertainment Corporation	76	2,337
Live Nation Entertainment, Inc.	370	8,395
Loral Space & Communications, Inc.	79	6,243
Madison Square Garden Company (The) - Class A	89	5,074
New York Times Company (The) - Class A	140	2,299
News Corporation - Class A	125	2,291
Nexstar Broadcasting Group, Inc. - Class A	88	3,756
ReachLocal, Inc.	21	222
Regal Entertainment Group - Class A	186	3,422
Rentrak Corporation	20	1,282
Scholastic Corporation	106	3,740
Sirius XM Holdings, Inc.	1,319	4,762
Walt Disney Company (The)	53	4,283
World Wrestling Entertainment, Inc. - Class A	396	9,076
		78,204
Multiline Retail - 0.4%
Family Dollar Stores, Inc.	12	786
Fred's, Inc. - Class A	326	6,497
Kohl's Corporation	14	787
Target Corporation	63	3,940
Tuesday Morning Corporation	328	5,130
		17,140
Specialty Retail - 3.2%
Abercrombie & Fitch Company - Class A	41	1,625
Aéropostale, Inc.	547	4,015
Asbury Automotive Group, Inc.	17	864
AutoNation, Inc.	98	5,159
Barnes & Noble, Inc.	362	6,936

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Consumer Discretionary - 20.1% (Continued)
Specialty Retail - 3.2% (Continued)
bebe stores, Inc.	450	$2,732
Big 5 Sporting Goods Corporation	19	288
Brown Shoe Company, Inc.	21	516
Cabela's, Inc.	83	5,505
CarMax, Inc.	99	4,795
Children's Place Retail Stores, Inc. (The)	15	813
Conn's, Inc.	95	3,401
Dick's Sporting Goods, Inc.	26	1,395
Five Below, Inc.	127	4,895
Group 1 Automotive, Inc.	18	1,202
Haverty Furniture Companies, Inc.	143	4,169
Home Depot, Inc. (The)	46	3,773
Lithia Motors, Inc. - Class A	86	5,454
Lowe's Companies, Inc.	111	5,553
Lumber Liquidators Holdings, Inc.	62	6,651
Men's Wearhouse, Inc. (The)	9	484
Monro Muffler Brake, Inc.	111	6,623
Office Depot, Inc.	1,235	6,089
O'Reilly Automotive, Inc.	26	3,922
Penske Automotive Group, Inc.	85	3,680
Pep Boys - Manny, Moe & Jack (The)	482	6,068
Restoration Hardware Holdings, Inc.	45	3,047
Stage Stores, Inc.	238	4,712
Stein Mart, Inc.	95	1,291
Tiffany & Company	57	5,315
Tile Shop Holdings, Inc. (The)	32	493
Tractor Supply Company	80	5,645
Ulta Salon, Cosmetics & Fragrance, Inc.	47	4,215
Urban Outfitters, Inc.	41	1,535
Williams-Sonoma, Inc.	11	641
Zale Corporation	74	1,608
		125,109
Textiles, Apparel & Luxury Goods - 1.8%
Columbia Sportswear Company	81	6,730
Deckers Outdoor Corporation	25	1,859
G-III Apparel Group Ltd.	8	556
Hanesbrands, Inc.	72	5,276
Kate Spade & Company	241	8,247
Movado Group, Inc.	86	3,386
NIKE, Inc. - Class B	67	5,246
Oxford Industries, Inc.	24	1,878

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Consumer Discretionary - 20.1% (Continued)
Textiles, Apparel & Luxury Goods - 1.8% (Continued)
PVH Corporation	37	$4,678
Quiksilver, Inc.	825	6,435
Skechers U.S.A., Inc. - Class A	190	6,409
Tumi Holdings, Inc.	29	643
Under Armour, Inc. - Class A	67	7,581
Unifi, Inc.	83	2,053
VF Corporation	49	2,871
Vince Holding Corporation	57	1,539
Wolverine World Wide, Inc.	185	4,876
		70,263
Consumer Staples - 13.1%
Beverages - 2.2%
Beam, Inc.	144	11,946
Boston Beer Company, Inc. (The) - Class A	45	10,654
Brown-Forman Corporation - Class B	120	10,056
Coca-Cola Bottling Company Consolidated	145	10,968
Coca-Cola Company (The)	42	1,604
Coca-Cola Enterprises, Inc.	261	12,288
Constellation Brands, Inc. - Class A	180	14,585
Molson Coors Brewing Company - Class B	197	11,196
Monster Beverage Corporation	11	814
PepsiCo, Inc.	20	1,601
		85,712
Food & Staples Retailing - 4.1%
Andersons, Inc. (The)	265	14,533
Casey's General Stores, Inc.	161	11,027
Chefs' Warehouse, Inc. (The)	348	8,091
Costco Wholesale Corporation	85	9,928
Fairway Group Holdings Corporation	68	530
Fresh Market, Inc. (The)	172	5,762
Kroger Company (The)	110	4,613
Natural Grocers by Vitamin Cottage, Inc.	358	14,585
PriceSmart, Inc.	118	12,004
Safeway, Inc.	222	8,314
Spartan Stores, Inc.	167	3,773
Susser Holdings Corporation	175	10,601
Sysco Corporation	301	10,842
United Natural Foods, Inc.	229	16,575
Walgreen Company	195	13,250
Wal-Mart Stores, Inc.	21	1,569
Weis Markets, Inc.	16	807

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Consumer Staples - 13.1% (Continued)
Food & Staples Retailing - 4.1% (Continued)
Whole Foods Market, Inc.	191	$10,324
		157,128
Food Products - 5.6%
Annie's, Inc.	278	10,419
Archer-Daniels-Midland Company	212	8,607
Boulder Brands, Inc.	570	8,573
Bunge Ltd.	136	10,827
Calavo Growers, Inc.	129	4,017
Cal-Maine Foods, Inc.	211	11,092
Campbell Soup Company	181	7,839
Chiquita Brands International, Inc.	99	1,083
ConAgra Foods, Inc.	309	8,776
Flowers Foods, Inc.	440	9,051
Fresh Del Monte Produce, Inc.	435	11,510
Green Mountain Coffee Roasters, Inc.	86	9,441
Hain Celestial Group, Inc. (The)	87	7,769
Hershey Company (The)	110	11,640
Hormel Foods Corporation	144	6,833
Kellogg Company	80	4,855
McCormick & Company, Inc.	149	9,894
Mead Johnson Nutrition Company	30	2,446
Post Holdings, Inc.	244	13,937
Sanderson Farms, Inc.	7	538
Snyder's-Lance, Inc.	553	14,981
Tootsie Roll Industries, Inc.	474	13,788
TreeHouse Foods, Inc.	209	14,893
Tyson Foods, Inc. - Class A	26	1,026
WhiteWave Foods Company (The) - Class A	505	14,292
		218,127
Household Products - 0.4%
Colgate-Palmolive Company	51	3,204
Kimberly-Clark Corporation	96	10,594
Procter & Gamble Company (The)	21	1,652
		15,450
Personal Products - 0.7%
Avon Products, Inc.	368	5,693
Elizabeth Arden, Inc.	321	9,813
Estée Lauder Companies, Inc. (The) - Class A	145	9,982
Synutra International, Inc.	144	1,054
		26,542

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Consumer Staples - 13.1% (Continued)
Tobacco - 0.1%
Universal Corporation	78	$4,496

Energy - 9.8%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	8	506
Bristow Group, Inc.	3	233
Era Group, Inc.	82	2,317
Exterran Holdings, Inc.	67	2,745
Exterran Partners, L.P.	77	2,310
FMC Technologies, Inc.	20	1,005
Gulfmark Offshore, Inc. - Class A	85	4,032
Helix Energy Solutions Group, Inc.	227	5,366
Hercules Offshore, Inc.	212	1,009
Hornbeck Offshore Services, Inc.	16	684
ION Geophysical Corporation	556	2,263
Key Energy Services, Inc.	325	2,938
McDermott International, Inc.	261	2,174
Parker Drilling Company	386	3,115
Rowan Companies plc - Class A	98	3,269
SEACOR Holdings, Inc.	51	4,511
TETRA Technologies, Inc.	510	6,120
Tidewater, Inc.	62	3,021
Willbros Group, Inc.	146	1,443
		49,061
Oil, Gas & Consumable Fuels - 8.5%
Access Midstream Partners, L.P.	110	6,209
Anadarko Petroleum Corporation	23	1,936
Approach Resources, Inc.	186	4,142
Atlas Energy, L.P.	118	5,009
Atlas Pipeline Partners, L.P.	154	4,734
Atlas Resource Partners, L.P.	268	5,805
Bill Barrett Corporation	52	1,318
Boardwalk Pipeline Partners, L.P.	16	197
Bonanza Creek Energy, Inc.	45	2,249
Buckeye Partners, L.P.	70	5,126
Cabot Oil & Gas Corporation	127	4,445
Calumet Specialty Products Partners, L.P.	42	1,070
Carrizo Oil & Gas, Inc.	8	398
Cheniere Energy, Inc.	161	7,958
Chesapeake Energy Corporation	156	4,042
Cobalt International Energy, Inc.	232	4,473

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Energy - 9.8% (Continued)
Oil, Gas & Consumable Fuels - 8.5% (Continued)
Concho Resources, Inc.	46	$5,572
CONSOL Energy, Inc.	158	6,336
Contango Oil & Gas Company	111	5,264
Continental Resources, Inc.	6	717
Crestwood Equity Partners, L.P.	343	4,600
Crosstex Energy, Inc.	237	9,866
Crosstex Energy, L.P.	248	7,661
DCP Midstream Partners, L.P.	85	4,148
Devon Energy Corporation	39	2,512
Diamondback Energy, Inc.	53	3,409
Eagle Rock Energy Partners, L.P.	225	1,091
Emerald Oil, Inc.	306	2,344
Enbridge Energy Partners, L.P.	131	3,605
Energen Corporation	20	1,609
Energy Transfer Equity, L.P.	141	6,155
Energy Transfer Partners, L.P.	90	4,998
Enterprise Products Partners, L.P.	74	4,966
EOG Resources, Inc.	10	1,894
EQT Corporation	56	5,728
EQT Midstream Partners, L.P.	43	2,834
EV Energy Partners, L.P.	70	2,456
Genesis Energy, L.P.	75	4,125
Goodrich Petroleum Corporation	217	2,956
Gulfport Energy Corporation	66	4,363
Kinder Morgan Energy Partners, L.P.	56	4,159
Kinder Morgan, Inc.	125	3,981
Kodiak Oil & Gas Corporation	279	3,295
Laredo Petroleum, Inc.	95	2,479
Legacy Reserves, L.P.	93	2,455
LinnCo, LLC	18	549
Magellan Midstream Partners, L.P.	81	5,481
Magnum Hunter Resources Corporation	1,113	9,338
MarkWest Energy Partners, L.P.	82	5,236
Matador Resources Company	274	6,647
Memorial Production Partners, L.P.	196	4,379
MPLX, L.P.	8	390
Newfield Exploration Company	13	366
NGL Energy Partners, L.P.	66	2,393
Noble Energy, Inc.	75	5,157
NuStar Energy, L.P.	91	4,543
Oiltanking Partners, L.P.	18	1,246

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Energy - 9.8% (Continued)
Oil, Gas & Consumable Fuels - 8.5% (Continued)
ONEOK, Inc.	6	$355
ONEOK Partners, L.P.	46	2,443
Par Petroleum Corporation	56	1,176
PDC Energy, Inc.	105	6,524
Pioneer Natural Resources Company	26	5,231
Plains All American Pipeline, L.P.	14	758
QEP Resources, Inc.	174	5,034
QR Energy, L.P.	110	1,929
Range Resources Corporation	59	5,077
Regency Energy Partners, L.P.	189	4,961
Resolute Energy Corporation	249	2,321
Rex Energy Corporation	227	4,313
Rose Rock Midstream, L.P.	37	1,440
Sanchez Energy Corporation	167	4,975
SemGroup Corporation - Class A	91	6,126
SM Energy Company	49	3,614
Spectra Energy Corporation	134	4,995
Summit Midstream Partners, L.P.	13	528
Sunoco Logistics Partners, L.P.	23	1,903
Synergy Resources Corporation	287	3,039
Targa Resources Corporation	57	5,515
Targa Resources Partners, L.P.	83	4,456
TC Pipelines, L.P.	29	1,352
Tesoro Logistics, L.P.	48	2,890
TransMontaigne Partners, L.P.	16	661
Triangle Petroleum Corporation	468	4,193
Ultra Petroleum Corporation	176	4,428
W&T Offshore, Inc.	18	271
Western Gas Equity Partners, L.P.	29	1,246
Western Gas Partners, L.P.	88	5,570
Williams Companies, Inc. (The)	128	5,286
Williams Partners, L.P.	90	4,465
WPX Energy, Inc.	298	5,251
		332,740
Health Care - 20.1%
Biotechnology - 2.7%
ACADIA Pharmaceuticals, Inc.	132	3,736
Achillion Pharmaceuticals, Inc.	256	896
Aegerion Pharmaceuticals, Inc.	60	3,286
Alnylam Pharmaceuticals, Inc.	44	3,574
Anacor Pharmaceuticals, Inc.	61	1,159
Array BioPharma, Inc.	138	665

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Health Care - 20.1% (Continued)
Biotechnology - 2.7% (Continued)
BioCryst Pharmaceuticals, Inc.	50	$584
Celldex Therapeutics, Inc.	122	3,565
Cepheid, Inc.	61	3,273
Clovis Oncology, Inc.	62	4,936
Dynavax Technologies Corporation	259	482
Exact Sciences Corporation	168	2,260
Geron Corporation	185	880
Halozyme Therapeutics, Inc.	41	578
Hyperion Therapeutics, Inc.	13	403
ImmunoGen, Inc.	39	640
Immunomedics, Inc.	92	436
Incyte Corporation	34	2,185
Infinity Pharmaceuticals, Inc.	103	1,615
Insmed, Inc.	127	2,541
Intercept Pharmaceuticals, Inc.	11	4,515
InterMune, Inc.	238	7,149
Ironwood Pharmaceuticals, Inc.	182	2,641
Isis Pharmaceuticals, Inc.	107	5,457
Keryx Biopharmaceuticals, Inc.	227	3,643
KYTHERA Biopharmaceuticals, Inc.	65	3,248
Lexicon Pharmaceuticals, Inc.	1,123	2,010
Medivation, Inc.	68	4,890
Momenta Pharmaceuticals, Inc.	191	2,827
Neurocrine Biosciences, Inc.	38	670
Novavax, Inc.	127	813
NPS Pharmaceuticals, Inc.	69	2,414
Orexigen Therapeutics, Inc.	463	3,213
Puma Biotechnology, Inc.	56	6,511
Raptor Pharmaceutical Corporation	70	1,108
Rigel Pharmaceuticals, Inc.	25	86
Seattle Genetics, Inc.	70	3,681
Stemline Therapeutics, Inc.	4	103
Synageva BioPharma Corporation	25	2,867
Synergy Pharmaceuticals, Inc.	109	662
TESARO, Inc.	73	2,410
Theravance, Inc.	136	5,032
XOMA Corporation	103	861
		104,505
Health Care Equipment & Supplies - 7.4%
Abaxis, Inc.	35	1,328
Abiomed, Inc.	77	2,171

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Health Care - 20.1% (Continued)
Health Care Equipment & Supplies - 7.4% (Continued)
Accuray, Inc.	676	$6,341
Align Technology, Inc.	162	8,477
Analogic Corporation	53	4,996
AngioDynamics, Inc.	68	1,047
Antares Pharma, Inc.	1,658	7,378
AtriCure, Inc.	52	1,081
Baxter International, Inc.	134	9,313
Becton, Dickinson and Company	35	4,033
Boston Scientific Corporation	1,021	13,375
Cardiovascular Systems, Inc.	252	8,820
Cerus Corporation	217	1,402
CONMED Corporation	34	1,585
Cooper Companies, Inc. (The)	94	12,052
Cynosure, Inc. - Class A	207	6,371
DENTSPLY International, Inc.	208	9,439
DexCom, Inc.	369	16,642
Edwards Lifesciences Corporation	65	4,534
Endologix, Inc.	438	5,913
GenMark Diagnostics, Inc.	205	2,554
Greatbatch, Inc.	122	5,286
Haemonetics Corporation	351	12,804
HeartWare International, Inc.	86	8,259
Hill-Rom Holdings, Inc.	32	1,211
Hologic, Inc.	519	11,304
IDEXX Laboratories, Inc.	67	8,435
Insulet Corporation	295	13,986
Integra LifeSciences Holdings Corporation	132	6,209
Intuitive Surgical, Inc.	1	445
Invacare Corporation	337	6,679
Merit Medical Systems, Inc.	339	5,116
Neogen Corporation	20	866
NuVasive, Inc.	214	7,865
NxStage Medical, Inc.	515	7,143
Quidel Corporation	54	1,513
Sirona Dental Systems, Inc.	34	2,396
Spectranetics Corporation (The)	308	9,228
STAAR Surgical Company	252	3,568
Stryker Corporation	87	6,981
Symmetry Medical, Inc.	29	307
Teleflex, Inc.	56	5,711
Volcano Corporation	291	6,245

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Health Care - 20.1% (Continued)
Health Care Equipment & Supplies - 7.4% (Continued)
West Pharmaceutical Services, Inc.	364	$16,591
Wright Medical Group, Inc.	245	7,796
ZELTIQ Aesthetics, Inc.	148	2,811
		287,607
Health Care Providers & Services - 3.5%
Acadia Healthcare Company, Inc.	258	12,755
Accretive Health, Inc.	256	2,120
Air Methods Corporation	140	7,563
Amedisys, Inc.	186	3,155
BioScrip, Inc.	411	2,930
Brookdale Senior Living, Inc.	376	12,611
Capital Senior Living Corporation	263	6,685
DaVita HealthCare Partners, Inc.	35	2,406
ExamWorks Group, Inc.	259	9,422
Express Scripts Holding Company	134	10,091
Healthways, Inc.	286	4,279
Henry Schein, Inc.	66	7,857
HMS Holdings Corporation	349	7,141
LifePoint Hospitals, Inc.	291	15,787
McKesson Corporation	5	885
MWI Veterinary Supply, Inc.	30	4,888
Team Health Holdings, Inc.	301	13,551
Universal Health Services, Inc. - Class B	148	11,881
		136,007
Health Care Technology - 1.8%
Allscripts Healthcare Solutions, Inc.	915	16,992
athenahealth, Inc.	130	25,203
Cerner Corporation	203	12,458
Medidata Solutions, Inc.	249	15,961
Vocera Communications, Inc.	56	953
		71,567
Life Sciences Tools & Services - 0.0% (a)
Covance, Inc.	9	932
Furiex Pharmaceuticals, Inc.	5	462
PAREXEL International Corporation	7	375
		1,769
Pharmaceuticals - 4.7%
AcelRx Pharmaceuticals, Inc.	132	1,509
Actavis plc	85	18,770
Allergan, Inc.	9	1,143
AVANIR Pharmaceuticals, Inc. - Class A	1,474	6,132

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Health Care - 20.1% (Continued)
Pharmaceuticals - 4.7% (Continued)
Bristol-Myers Squibb Company	218	$11,722
ContraVir Pharmaceuticals, Inc.	6	10
DepoMed, Inc.	207	2,494
Endocyte, Inc.	331	4,359
Forest Laboratories, Inc.	241	23,514
Hospira, Inc.	301	13,027
Lannett Company, Inc.	81	3,474
Medicines Company (The)	284	8,676
Merck & Company, Inc.	198	11,284
Mylan, Inc.	259	14,393
Nektar Therapeutics	662	8,494
Pacira Pharmaceuticals, Inc.	189	14,787
Perrigo Company plc	70	11,511
Repros Therapeutics, Inc.	82	1,603
Sagent Pharmaceuticals, Inc.	232	4,909
Salix Pharmaceuticals Ltd.	40	4,317
TherapeuticsMD, Inc.	406	2,789
Zoetis, Inc.	348	10,795
Zogenix, Inc.	348	1,514
		181,226
Industrials - 18.6%
Aerospace & Defense - 3.2%
AAR Corporation	81	2,341
American Science & Engineering, Inc.	5	329
Astronics Corporation	54	3,613
Astronics Corporation - Class B	3	198
B/E Aerospace, Inc.	79	6,656
Boeing Company (The)	50	6,446
Curtiss-Wright Corporation	111	7,566
DigitalGlobe, Inc.	208	6,465
Esterline Technologies Corporation	46	4,954
GenCorp, Inc.	267	4,974
General Dynamics Corporation	61	6,682
HEICO Corporation	57	3,545
Hexcel Corporation	166	7,470
Honeywell International, Inc.	59	5,572
Huntington Ingalls Industries, Inc.	99	10,032
KEYW Holding Corporation (The)	278	5,087
MOOG, Inc. - Class A	107	6,626
Precision Castparts Corporation	26	6,705
Rockwell Collins, Inc.	11	908

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Industrials - 18.6% (Continued)
Aerospace & Defense - 3.2% (Continued)
Spirit AeroSystems Holdings, Inc. - Class A	288	$8,303
Taser International, Inc.	102	1,961
Teledyne Technologies, Inc.	67	6,565
Textron, Inc.	189	7,503
United Technologies Corporation	43	5,032
		125,533
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc.	130	831
Echo Global Logistics, Inc.	15	239
FedEx Corporation	45	6,000
United Parcel Service, Inc. - Class B	56	5,363
UTi Worldwide, Inc.	293	2,883
		15,316
Building Products - 2.6%
A.O. Smith Corporation	103	5,119
AAON, Inc.	126	3,765
American Woodmark Corporation	70	2,248
Apogee Enterprises, Inc.	138	4,724
Armstrong World Industries, Inc.	115	6,312
Builders FirstSource, Inc.	626	5,390
Fortune Brands Home & Security, Inc.	134	6,263
Gibraltar Industries, Inc.	162	2,986
Griffon Corporation	214	2,653
Lennox International, Inc.	77	7,075
Masco Corporation	262	6,118
Masonite International Corporation	30	1,731
NCI Building Systems, Inc.	228	3,890
Nortek, Inc.	18	1,303
Owens Corning, Inc.	175	8,008
PGT, Inc.	189	2,190
Ply Gem Holdings, Inc.	179	2,293
Quanex Building Products Corporation	234	4,549
Simpson Manufacturing Company, Inc.	121	4,277
Trex Company, Inc.	74	5,788
Universal Forest Products, Inc.	89	4,960
USG Corporation	260	9,186
		100,828
Commercial Services & Supplies - 2.3%
ABM Industries, Inc.	113	3,190
Brink's Company (The)	84	2,554
Clean Harbors, Inc.	123	5,813

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Industrials - 18.6% (Continued)
Commercial Services & Supplies - 2.3% (Continued)
Copart, Inc.	73	$2,659
Covanta Holding Corporation	323	5,814
EnerNOC, Inc.	114	2,473
G&K Services, Inc. - Class A	41	2,568
Healthcare Services Group, Inc.	75	2,020
Herman Miller, Inc.	25	705
HNI Corporation	27	960
InnerWorkings, Inc.	160	1,261
Interface, Inc.	192	3,698
Iron Mountain, Inc.	188	5,114
KAR Auction Services, Inc.	238	7,416
Kimball International, Inc. - Class B	85	1,595
McGrath RentCorp	111	3,593
Mine Safety Appliances Company	33	1,698
Republic Services, Inc.	166	5,662
Rollins, Inc.	19	567
SP Plus Corporation	130	3,413
Steelcase, Inc. - Class A	66	981
Stericycle, Inc.	48	5,472
Team, Inc.	68	2,940
Tetra Tech, Inc.	90	2,599
Viad Corp	69	1,659
Waste Connections, Inc.	137	5,928
Waste Management, Inc.	131	5,437
		87,789
Construction & Engineering - 0.6%
AECOM Technology Corporation	65	2,076
Aegion Corporation	170	3,936
Ameresco, Inc. - Class A	40	410
Comfort Systems USA, Inc.	196	3,220
Dycom Industries, Inc.	149	4,305
Granite Construction, Inc.	139	5,110
Great Lakes Dredge & Dock Corporation	339	2,800
Jacobs Engineering Group, Inc.	6	364
MasTec, Inc.	16	655
Quanta Services, Inc.	32	1,127
Tutor Perini Corporation	16	394
		24,397
Electrical Equipment - 0.9%
Acuity Brands, Inc.	3	423
Babcock & Wilcox Company (The)	105	3,461

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Industrials - 18.6% (Continued)
Electrical Equipment - 0.9% (Continued)
Encore Wire Corporation	92	$4,811
Franklin Electric Company, Inc.	84	3,662
General Cable Corporation	105	3,232
GrafTech International Ltd.	355	3,443
II-VI, Inc.	218	3,573
Power Solutions International, Inc.	35	2,593
Regal-Beloit Corporation	41	3,021
Roper Industries, Inc.	25	3,391
SolarCity Corporation	32	2,719
Vicor Corporation	77	829
		35,158
Industrial Conglomerates - 0.1%
General Electric Company	211	5,374

Machinery - 4.2%
Alamo Group, Inc.	8	421
Albany International Corporation - Class A	76	2,742
Astec Industries, Inc.	104	4,183
Barnes Group, Inc.	118	4,537
Blount International, Inc.	85	1,041
Briggs & Stratton Corporation	176	4,009
Caterpillar, Inc.	20	1,939
Chart Industries, Inc.	68	5,682
CIRCOR International, Inc.	66	4,723
Colfax Corporation	105	7,469
Cummins, Inc.	38	5,545
Donaldson Company, Inc.	143	6,126
EnPro Industries, Inc.	47	3,367
ESCO Technologies, Inc.	105	3,763
Federal Signal Corporation	124	1,593
Flowserve Corporation	90	7,309
Gorman-Rupp Company (The)	93	2,929
Harsco Corporation	255	6,406
ITT Corporation	46	2,019
John Bean Technologies Corporation	24	724
Kennametal, Inc.	88	3,849
L.B. Foster Company - Class A	20	930
Lincoln Electric Holdings, Inc.	12	900
Manitowoc Company, Inc. (The)	28	866
Meritor, Inc.	26	323
Middleby Corporation	23	6,821

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Industrials - 18.6% (Continued)
Machinery - 4.2% (Continued)
Mueller Industries, Inc.	27	$1,687
Mueller Water Products, Inc. - Class A	496	4,786
Pall Corporation	74	6,364
Proto Labs, Inc.	65	5,064
RBC Bearings, Inc.	34	2,185
Rexnord Corporation	53	1,589
SPX Corporation	73	7,861
Tennant Company	37	2,267
Terex Corporation	191	8,505
Timken Company (The)	46	2,777
Titan International, Inc.	74	1,403
Toro Company (The)	13	861
Trimas Corporation	40	1,344
Trinity Industries, Inc.	104	7,468
WABCO Holdings, Inc.	29	2,971
Wabtec Corporation	11	873
Watts Water Technologies, Inc. - Class A	73	4,498
Woodward, Inc.	152	6,626
Xylem, Inc.	48	1,889
		161,234
Marine - 0.2%
Kirby Corporation	69	7,218
Matson, Inc.	95	2,292
		9,510
Professional Services - 1.5%
Acacia Research Corporation	73	1,119
Advisory Board Company (The)	113	7,241
Barrett Business Services, Inc.	24	1,680
Corporate Executive Board Company (The)	92	6,880
Equifax, Inc.	32	2,242
IHS, Inc. - Class A	47	5,634
Kelly Services, Inc. - Class A	152	3,824
Kforce, Inc.	83	1,819
ManpowerGroup, Inc.	84	6,566
Mistras Group, Inc.	172	3,791
Nielsen Holdings N.V.	60	2,840
On Assignment, Inc.	22	757
Pendrell Corporation	1,647	2,503
Towers Watson & Company - Class A	4	436
TrueBlue, Inc.	132	3,759
Verisk Analytics, Inc. - Class A	32	2,039

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Industrials - 18.6% (Continued)
Professional Services - 1.5% (Continued)
WageWorks, Inc.	65	$3,845
		56,975
Road & Rail - 1.7%
Arkansas Best Corporation	130	4,324
Celadon Group, Inc.	95	2,157
Con-Way, Inc.	160	6,102
CSX Corporation	214	5,930
Genesee & Wyoming, Inc. - Class A	70	6,924
Heartland Express, Inc.	15	306
J.B. Hunt Transport Services, Inc.	77	5,534
Kansas City Southern	46	4,320
Knight Transportation, Inc.	46	988
Marten Transport Ltd.	202	3,937
Norfolk Southern Corporation	68	6,250
Old Dominion Freight Line, Inc.	128	6,815
Saia, Inc.	74	2,556
Swift Transportation Company	113	2,753
Union Pacific Corporation	35	6,313
Universal Truckload Services, Inc.	39	1,014
Werner Enterprises, Inc.	44	1,137
		67,360
Trading Companies & Distributors - 0.7%
Beacon Roofing Supply, Inc.	55	2,079
DXP Enterprises, Inc.	3	305
Fastenal Company	110	5,191
Grainger (W.W.), Inc.	14	3,570
H&E Equipment Services, Inc.	153	5,006
Kaman Corporation	64	2,542
Rush Enterprises, Inc. - Class A	47	1,344
Watsco, Inc.	60	5,903
WESCO International, Inc.	11	948
		26,888
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Company, LLC	125	6,772
Wesco Aircraft Holdings, Inc.	52	1,128
		7,900
Materials - 9.4%
Chemicals - 3.4%
A. Schulman, Inc.	78	2,711
Advanced Emissions Solutions, Inc.	32	1,725
Air Products & Chemicals, Inc.	43	5,217

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Materials - 9.4% (Continued)
Chemicals - 3.4% (Continued)
Airgas, Inc.	43	$4,635
Albemarle Corporation	34	2,244
Ashland, Inc.	34	3,209
Axiall Corporation	37	1,497
Balchem Corporation	27	1,364
Cabot Corporation	182	9,853
Calgon Carbon Corporation	207	4,167
Celanese Corporation - Series A	91	4,858
Chemtura Corporation	229	5,668
Cytec Industries, Inc.	32	3,029
Dow Chemical Company (The)	129	6,284
E.I. du Pont de Nemours and Company	75	4,996
Ecolab, Inc.	44	4,741
Ferro Corporation	205	2,690
Flotek Industries, Inc.	41	1,043
FMC Corporation	19	1,466
Huntsman Corporation	102	2,485
Intrepid Potash, Inc.	26	385
Kraton Performance Polymers, Inc.	263	7,296
LSB Industries, Inc.	85	2,779
OM Group, Inc.	187	5,909
PolyOne Corporation	280	10,500
Praxair, Inc.	41	5,345
Rockwood Holdings, Inc.	84	6,626
Scotts Miracle-Gro Company (The) - Class A	28	1,599
Sensient Technologies Corporation	64	3,356
Sherwin-Williams Company (The)	2	401
Taminco Corporation	84	1,908
Tredegar Corporation	12	299
Tronox Ltd. - Class A	375	8,884
Valhi, Inc.	253	2,780
		131,949
Construction Materials - 1.0%
Eagle Materials, Inc.	113	9,989
Headwaters, Inc.	435	5,799
Martin Marietta Materials, Inc.	75	9,148
Texas Industries, Inc.	88	7,471
Vulcan Materials Company	91	6,182
		38,589
Containers & Packaging - 0.3%
Bemis Company, Inc.	49	1,925

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Materials - 9.4% (Continued)
Containers & Packaging - 0.3% (Continued)
Graphic Packaging Holding Company	330	$3,379
Myers Industries, Inc.	84	1,806
Packaging Corporation of America	27	1,968
Rock-Tenn Company - Class A	29	3,237
Sealed Air Corporation	28	953
		13,268
Metals & Mining - 3.5%
Alcoa, Inc.	547	6,422
Allegheny Technologies, Inc.	272	8,644
Allied Nevada Gold Corporation	148	774
AMCOL International Corporation	109	4,837
Carpenter Technology Corporation	94	5,560
Century Aluminum Company	642	7,601
Coeur Mining, Inc.	432	4,752
Commercial Metals Company	300	5,805
Compass Minerals International, Inc.	102	8,706
Freeport-McMoRan Copper & Gold, Inc.	96	3,131
Globe Specialty Metals, Inc.	378	7,511
Haynes International, Inc.	17	842
Hecla Mining Company	1,753	5,925
Horsehead Holding Corporation	374	6,646
Materion Corporation	187	5,533
Newmont Mining Corporation	127	2,954
Nucor Corporation	102	5,124
Royal Gold, Inc.	155	10,650
RTI International Metals, Inc.	133	3,614
Schnitzer Steel Industries, Inc. - Class A	207	5,252
Steel Dynamics, Inc.	464	8,092
Stillwater Mining Company	467	6,323
SunCoke Energy, Inc.	81	1,805
United States Steel Corporation	26	630
Worthington Industries, Inc.	223	8,889
		136,022
Paper & Forest Products - 1.2%
Clearwater Paper Corporation	97	6,194
Deltic Timber Corporation	85	5,350
International Paper Company	105	5,133
KapStone Paper and Packaging Corporation	363	11,540
MeadWestvaco Corporation	135	5,053
P.H. Glatfelter Company	212	6,434

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Materials - 9.4% (Continued)
Paper & Forest Products - 1.2% (Continued)
Wausau Paper Corporation	368	$4,876
		44,580

Total Common Stocks (Proceeds $3,177,589)		$3,541,581

WARRANTS - –% (a)	Shares	Value
Magnum Hunter Resources Corporation (b) (Proceeds $–)	97	$–

Total Securities Sold Short - 91.1% (Proceeds $3,177,589)		$3,541,581

(a)	Percentage rounds to less than 0.1%.
(b)
Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees.  The total value of such security is $0 at February 28, 2014, representing 0.0% of net assets (Note 1).

See accompanying notes to Schedules of Investments.

BARROW FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
February 28, 2014 (Unaudited)

1.	Securities Valuation

Portfolio securities of Barrow All-Cap Core Fund and Barrow All-Cap Long/Short Fund (the “Funds”) are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recently quoted bid price.  In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Funds and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Factors determining portfolio investments subject to fair value determination include, but are not limited to, the following: the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments and other financial instruments.  These inputs are summarized in the three broad levels listed below:

•           Level 1 – quoted prices in active markets for identical securities
•           Level 2 – other significant observable inputs
•           Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BARROW FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments and securities sold short as of February 28, 2014:

Barrow All-Cap Core Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$20,413,193	$-	$-	$20,413,193
Money Market Funds	49,221	-	-	49,221
Total	$20,462,414	$-	$-	$20,462,414

Barrow All-Cap Long/Short Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$5,068,686	$-	$-	$5,068,686
Money Market Funds	100,313	-	-	100,313
Total	$5,168,999	$-	$-	$5,168,999

Other Financial Instruments:
Common Stocks – Sold Short	$(3,541,581)	$-	$-	$(3,541,581)
Warrants – Sold Short	-	-	-	-
Total	$(3,541,581)	$-	$-	$(3,541,581)

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of securities by industry type.  As of February 28, 2014, the Funds did not have any transfers in and out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of February 28, 2014.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2014:

	Barrow All-Cap Core Fund	Barrow All-Cap Long/Short Fund

Tax cost of portfolio investments	$17,569,267	$4,957,895

Gross unrealized appreciation	$3,540,308	$423,458
Gross unrealized depreciation	(647,161)	(212,354)
Net unrealized appreciation on investments	$2,893,147	$211,104

Net unrealized depreciation on securities sold short	$-	$(469,385)

As of February 28, 2014, the tax cost of securities sold short is $3,072,196 for Barrow All-Cap Long/Short Fund.

BARROW FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments and Schedule of Securities Sold Short cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4.	Borrowings

The Funds may borrow for investment purposes. When used for investment purposes, the Funds will be using the investment technique of “leverage.” Borrowings under this arrangement bear a variable interest rate.

5.	Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  From time to time, a particular set of circumstances may affect this sector or other companies within the sector.  For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.  As of February 28, 2014, Barrow All-Cap Long/Short Fund had the following percentages of the value of its net assets invested in stocks within the following sectors:

Sector	Long Positions	Short Positions
Consumer Discretionary	26.9%	(20.1%)
Health Care	29.1%	(20.1%)
Industrials	27.8%	(18.6%)

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

EXCHANGE-TRADED FUNDS - 93.7%	Shares	Value

Commodities - 4.9%
iShares® S&P GSCI™ Commodity-Indexed Trust (a)	5,950	$196,290
SPDR® Gold Trust (a) (b)	75	9,572
		205,862
Emerging Markets - 11.0%
iShares® J.P. Morgan USD Emerging Markets Bond Fund	2,016	222,304
Market Vectors® Emerging Markets High Yield Bond ETF	200	5,096
PowerShares Emerging Markets Sovereign Debt Portfolio	8,600	236,930
		464,330
Large-Cap Index - 2.0%
SPDR® S&P 500® ETF Trust	450	83,835

Real Estate Investment Trusts (REIT) - 2.9%
SPDR® Dow Jones REIT ETF	500	38,955
Vanguard REIT ETF	1,150	81,362
		120,317
U.S. Fixed Income - 72.9%
Highland/iBoxx Senior Loan ETF	2,382	47,521
iShares® Barclays 0-5 Year TIPS Bond Fund	171	17,368
iShares® Barclays 3-7 Year Treasury Bond Fund	6,159	749,181
iShares® Barclays 7-10 Year Treasury Bond Fund	2,350	240,805
iShares® Barclays 20+ Year Treasury Bond Fund	1,200	130,284
iShares® Barclays TIPS Bond Fund	3,650	411,355
iShares® iBoxx $ High Yield Corporate Bond Fund	2,350	223,085
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	200	21,374
PowerShares Senior Loan Portfolio	25,588	636,374
SPDR® Barclays Convertible Securities ETF	7,300	360,766
SPDR® Barclays High Yield Bond ETF	1,300	53,989
SPDR® Barclays Short Term High Yield Bond ETF	5,900	183,254
		3,075,356

Total Exchange-Traded Funds — 93.7% (Cost $3,885,190)		$3,949,700

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.5%	Shares	Value

Fidelity Institutional Money Market Government Portfolio -
Class I, 0.01% (c) (Cost $21,710)	21,710	$21,710

Total Investments at Value — 94.2% (Cost $3,906,900)		$3,971,410

Other Assets in Excess of Liabilities — 5.8%		244,842

Net Assets — 100.0%		$4,216,252

(a)	Non-income producing security.
(b)	For federal income tax purposes, structured as a grantor trust.
(c)	The rate shown is the 7-day effective yield as of February 28, 2014.

See accompanying notes to Schedule of Investments.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

1.	Securities Valuation

Wavelength Interest Rate Neutral Fund’s (the “Fund”) portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recently quoted bid price.  In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Fund and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Factors determining portfolio investments subject to fair value determination include, but are not limited to, the following: the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•           Level 1 – quoted prices in active markets for identical securities

•           Level 2 – other significant observable inputs

•           Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2014:

	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$3,949,700	$-	$-	$3,949,700
Money Market Funds	21,710	-	-	21,710
Total	$3,971,410	$-	$-	$3,971,410

As of February 28, 2014, the Fund did not have any transfers in and out of any Level.  In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2014.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2014:

Cost of portfolio investments	$3,915,575

Gross unrealized appreciation	$59,229
Gross unrealized depreciation	(3,394)

Net unrealized appreciation	$55,835

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4.	Certain Investments and Risks

The securities in which the Fund invests, as well as the risks associated with these securities, are described in the Fund’s prospectus.  Among these risks are those associated with investments in exchange-traded funds (“ETF”).  Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value.  This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.  Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).  Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.  In addition, an ETF in which the Fund invests may incur expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by the ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track their applicable indices or match their performance.  To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Item 2.  Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Secretary

Date	April 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nitin N. Kumbhani
Nitin N. Kumbhani, Principal Executive Officer of APEXcm Small/Mid Cap Growth Fund

Date	April 28, 2014

By (Signature and Title)*		/s/ William S. Sloneker
William S. Sloneker, Principal Executive Officer of Cincinnati Asset Management Funds: Broadmarket Strategic Income Fund

Date	April 28, 2014

By (Signature and Title)*		/s/ Andrew B. Wellington
Andrew B. Wellington, Principal Executive Officer of Lyrical U.S. Value Equity Fund

Date	April 28, 2014

By (Signature and Title)*		/s/ Nicholas Chermayeff
Nicholas Chermayeff, Principal Executive Officer of Barrow All-Cap Core Fund and Barrow All-Cap Long/Short Fund

Date	April 28, 2014

By (Signature and Title)*		/s/ Andrew G. Dassori
Andrew G. Dassori, Principal Executive Officer of Wavelength Interest Rate Neutral Fund

Date	April 28, 2014

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	April 28, 2014

* Print the name and title of each signing officer under his or her signature.